Financial instruments - Summary of fair value hedges (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Hedged borrowings
Disclosure Of Detailed Information About Hedged Items
Principal amount	£ (1,584)	£ (2,153)
€600m bond and €600m/$669.3m cross-currency interest rate swaps maturing 2025
Disclosure Of Detailed Information About Hedged Items
Principal amount		£ (535)
Fixed rate		1.30%
Floating rate basis		USD SOFR+1.5%
€600m bond and €600m/$669.3m cross-currency interest rate swaps maturing 2025 | US dollar SOFR
Disclosure Of Detailed Information About Hedged Items
Adjustment to floating rate		1.50%
$750m bond and $750m interest rate swaps maturing 2030
Disclosure Of Detailed Information About Hedged Items
Principal amount	£ (558)	£ (599)
Fixed rate	3.00%
Floating rate basis	USD SOFR+1.8%
$750m bond and $750m interest rate swaps maturing 2030 | US dollar SOFR
Disclosure Of Detailed Information About Hedged Items
Adjustment to floating rate	1.80%
€750m bond and €750m interest rate swaps maturing 2031
Disclosure Of Detailed Information About Hedged Items
Principal amount	£ (654)	(620)
Fixed rate	3.80%
Floating rate basis	Euribor+0.9%
€750m bond and €750m interest rate swaps maturing 2031 | Euribor
Disclosure Of Detailed Information About Hedged Items
Adjustment to floating rate	0.90%
$500m bond and $500m interest rate swaps maturing 2032
Disclosure Of Detailed Information About Hedged Items
Principal amount	£ (372)	£ (399)
Fixed rate	4.80%
Floating rate basis	USD SOFR+2.0%
$500m bond and $500m interest rate swaps maturing 2032 | US dollar SOFR
Disclosure Of Detailed Information About Hedged Items
Adjustment to floating rate	2.00%